UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McDonald Capital Investors Inc.
Address: 4 Orinda Way, Suite 120-D
         Orinda, CA  94563

13F File Number:  028-06004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew J. McDonald
Title:     President
Phone:     925-258-5401

Signature, Place, and Date of Signing:

 /s/  Andrew J. McDonald     Orinda, CA     February 03, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    $561,649 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMGEN INC                      NOTE 3/0         031162AE0      455   571000 PRN      SOLE                   571000        0        0
AMGEN INC                      NOTE 3/0         031162AL4      798  1000000 PRN      SOLE                  1000000        0        0
BED BATH & BEYOND INC          COM              075896100    54091   933085 SH       SOLE                   933085        0        0
CAPITALSOURCE INC              COM              14055X102      106    15750 SH       SOLE                    15750        0        0
CAPITALSOURCE INC              NOTE 7.250% 7/1  14055XAG7     2198  2142000 PRN      SOLE                  2142000        0        0
CARDINAL HEALTH INC            COM              14149Y108    27801   684582 SH       SOLE                   684582        0        0
CLOROX CO DEL                  COM              189054109    31085   467027 SH       SOLE                   467027        0        0
COMCAST CORP NEW               CL A             20030N101    26722  1127042 SH       SOLE                  1127042        0        0
ECOLAB INC                     COM              278865100    52969   916263 SH       SOLE                   916263        0        0
EXPEDITORS INTL WASH INC       COM              302130109    24514   598495 SH       SOLE                   598495        0        0
MICROSOFT CORP                 COM              594918104    50876  1959770 SH       SOLE                  1959770        0        0
NEKTAR THERAPEUTICS            COM              640268108      120    21500 SH       SOLE                    21500        0        0
NEKTAR THERAPEUTICS            NOTE 3.250% 9/2  640268AH1     1873  1878000 PRN      SOLE                  1878000        0        0
NETLOGIC MICROSYSTEMS INC      COM              64118B100      332     6700 SH       SOLE                     6700        0        0
NIKE INC                       CL B             654106103    79348   823367 SH       SOLE                   823367        0        0
PAYCHEX INC                    COM              704326107    61667  2048052 SH       SOLE                  2048052        0        0
PROGRESSIVE CORP OHIO          COM              743315103    55954  2867974 SH       SOLE                  2867974        0        0
PROSHARES TR                   SHRT 20+YR TRE   74347X849      835    26800 SH       SOLE                    26800        0        0
RYDEX ETF TRUST                S&P 500 EQ TRD   78355W106      208     4500 SH       SOLE                     4500        0        0
UNITED PARCEL SERVICE INC      CL B             911312106    17970   245521 SH       SOLE                   245521        0        0
US BANCORP DEL                 COM NEW          902973304      261     9649 SH       SOLE                     9649        0        0
WATERS CORP                    COM              941848103    18608   251288 SH       SOLE                   251288        0        0
WELLS FARGO & CO NEW           *W EXP 10/28/201 949746119      515    60000 SH       SOLE                    60000        0        0
WELLS FARGO & CO NEW           COM              949746101    52343  1899235 SH       SOLE                  1899235        0        0